Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Cash flows from operating activities
Net income	$ 221	$ 630	$ 1,133	$ 2,354	$ 5,055
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,472	2,496	4,540	4,887	9,510
Non cash stock-based compensation expenses	182	180	357	343	693
Provision for doubtful account	371	410	282	818	1,284
Deferred taxes	(39)	50	40	56	206
Amortization of available-for-sale securities, net	(100)	(51)	(181)	(145)	(250)
Income (loss) on sales of available-for-sale securities	55	5	88	20	36
Changes in liability for employee severance payments, net	$ (83)	(144)	13	(684)	126
Changes in fair value of derivatives		120	854	(63)	(354)
Loss (gain) from trading securities, net and exchange rate differences	$ (123)	(19)	$ 146	(20)	669
Change in fair value of contingent consideration in respect of acquisition		50		160	(270)
Changes in operating assets and liabilities:
Decrease (increase) in account receivable - trade	$ (1,574)	609	$ (3,590)	(3,562)	(5,275)
Increase in account receivable - other	(754)	(989)	(1,163)	(1,575)	(327)
Decrease (increase) in prepaid expenses	(483)	(383)	(397)	(308)	12
Decrease (increase) in long-term prepaid expenses	(27)	150	10	725	(28)
Increase in account payables	3,358	846	904	1,920	831
Increase (decrease) in deferred income	(203)	(1,727)	2,264	(699)	(1,425)
Net cash provided by operating activities	3,273	2,233	5,300	4,227	10,493
Cash flows from investing activities
Purchase of fixed assets and intangible assets	(2,889)	(2,430)	(5,798)	(4,237)	(8,389)
Purchase of available-for-sale securities	(223)	(1,479)	(779)	(2,644)	(4,678)
Decrease (increase) in trading securities, net	674	$ (2)	642	$ (42)	$ 68
Acquisitions of subsidiaries, net of cash acquired	(20,726)		(20,726)
Proceeds from securities available- for -sale securities	8,587	$ 1,259	9,237	$ 3,110	$ 5,871
Net cash used in investing activities	(14,577)	(2,652)	(17,424)	(3,813)	(7,128)
Cash flows from financing activities
Dividend paid	$ (1,218)	$ (1,908)	$ (2,435)	$ (1,908)	(3,473)
Acquisition of treasury stock					$ (146)
Proceeds from long term loan	$ 15,000		$ 15,000
Net cash provided by (used in) financing activities	13,782	$ (1,908)	12,565	$ (1,908)	$ (3,619)
Translation adjustments of cash and cash equivalents	229	21	(218)	27	(910)
Increase (decrease) in cash and cash equivalents	2,707	(2,306)	223	(1,467)	(1,164)
Balance of cash and cash equivalents at beginning of period	10,517	15,004	13,001	14,165	14,165
Balance of cash and cash equivalents at end of period	13,224	12,698	13,224	12,698	13,001
A . Supplementary cash flow information
Income taxes paid, net	$ 370	$ 416	$ 652	$ 938	$ 911